Related Party Transactions - Narrative (Details) - Avenir - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Loan to related party
Related Party Transaction [Line Items]
Related party transaction rate	7.00%
Shareholder loan	$ 5.3
Other related party transactions | Related Party
Related Party Transaction [Line Items]
Debt instrument, interest and commitment fee receivable	0.2	$ 0.1
Debt guarantee fees
Related Party Transaction [Line Items]
Compensation amount	$ 0.1	$ 0.1